SUP-0101-0103-0418

AB LARGE CAP GROWTH FUND, INC.

AB CORE OPPORTUNITIES FUND, INC.

AB RELATIVE VALUE FUND, INC.

(each, a “Fund”, and together, the “Funds”)

Supplement dated April 11, 2018 to the (1) Prospectus and Summary Prospectus dated October 31, 2017, offering Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of AB Large Cap Growth Fund, and (2) Prospectus and Summary Prospectuses dated February 28, 2018, offering Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of AB Core Opportunities Fund and AB Relative Value Fund (the “Prospectuses”).

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The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds.

AB Large Cap Growth Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Frank V. Caruso	Since 2012	Senior Vice President of the Adviser

John H. Fogarty	Since 2012	Senior Vice President of the Adviser

Vinay Thapar	Since April 2018	Senior Vice President of the Adviser

AB Core Opportunities Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Frank V. Caruso	Since 1999	Senior Vice President of the Adviser

John H. Fogarty	Since April 2018	Senior Vice President of the Adviser

Vinay Thapar	Since April 2018	Senior Vice President of the Adviser

AB Relative Value Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Frank V. Caruso	Since 2004	Senior Vice President of the Adviser

John H. Fogarty	Since April 2018	Senior Vice President of the Adviser

Vinay Thapar	Since April 2018	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectuses with respect to the following Funds.

AB Large Cap Growth Fund

The day-to-day management of, and investment decisions for, the AB Large Cap Growth Fund are made by the Adviser’s U.S. Large Cap Growth Investment Team.

The following table lists the senior members of the U.S. Large Cap Growth Investment Team with the responsibility for day-to-day management of the Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Frank V. Caruso; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2013, and Chief Investment Officer of U.S. Growth Equities.

John H. Fogarty; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser and portfolio manager for US Mid Cap Fundamental Growth, US Growth Equities, US Growth and Income and US Large Cap Growth since prior to 2013.

Vinay Thapar; since April 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2013.

AB Core Opportunities Fund and AB Relative Value Fund

The management of, and investment decisions for, AB Relative Value Fund and AB Core Opportunities Fund are made by the Adviser’s Relative Value Investment Team.

The following table lists the persons within the Relative Value Investment Team with the most significant responsibility for the day-to-day management of each Fund’s portfolio, the length of time that each person has been jointly and primarily responsible for the Fund’s portfolio and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Frank V. Caruso; since 2004 for the AB Relative Value Fund and since 1999 for the AB Core Opportunities Fund; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2013, and Chief Investment Officer of U.S. Growth Equities.

John H. Fogarty; since April 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser and portfolio manager for US Mid Cap Fundamental Growth, US Growth Equities, US Growth and Income and US Large Cap Growth since prior to 2013.

Vinay Thapar; since April 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2013.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0101-0103-0418